Debt (Commercial Paper) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Commercial Paper
Commercial paper, maximum borrowing capacity	$ 2,000
Commercial paper, outstanding	$ 56	$ 1,277		$ 44	$ 983
Commercial paper, weighted average interest rate	0.13%	1.77%		0.13%	1.77%
Commercial paper, maturity	90 days
Issuances and repayments of commercial paper
Change in commercial paper, net	$ (1,273)	$ 141	$ 99
Maturity Less Than Ninety Days [Member]
Issuances and repayments of commercial paper
Issuance	5,315	5,069	8,292
Repayment	(6,076)	(5,141)	(8,442)
Change in commercial paper, net	(761)	(72)	(150)
Maturity Greater than 90 Days [Member]
Issuances and repayments of commercial paper
Issuance	736	2,115	1,135
Repayment	(1,248)	(1,902)	(886)
Change in commercial paper, net	$ (512)	$ 213	$ 249